FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

              FRANKLIN TEMPLETON INTERNATIONAL TRUST
              --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/08
                           -------



Item 1. Schedule of Investments.


Franklin Templeton International Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2008

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Smaller Companies Fund .................................    3

Templeton Global Long-Short Fund .........................................    7

Franklin India Growth Fund ...............................................   12

Notes to Statements of Investments .......................................   14

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                  INDUSTRY                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 99.0%
  AUSTRALIA 6.1%
  Billabong International Ltd. ........................         Textiles, Apparel & Luxury Goods            331,534   $  3,522,649
  Downer EDI Ltd. .....................................          Commercial Services & Supplies           2,126,120     10,199,162
  Iluka Resources Ltd. ................................                  Metals & Mining                  1,445,160      5,857,028
  PaperlinX Ltd. ......................................              Paper & Forest Products              2,647,437      5,127,461
                                                                                                                      -------------
                                                                                                                        24,706,300
                                                                                                                      -------------
  BAHAMAS 2.0%
a Steiner Leisure Ltd. ................................        Diversified Consumer Services                212,270      7,894,321
                                                                                                                      -------------
  BELGIUM 1.5%
  Barco NV ............................................        Electronic Equipment & Instruments            82,850      5,851,902
                                                                                                                      -------------
  BRAZIL 0.8%
b Companhia de Saneamento de Minas Gerais,
     144A .............................................                  Water Utilities                    230,100      3,113,349
                                                                                                                      -------------
  CANADA 10.7%
a ATS Automation Tooling Systems Inc. .................                     Machinery                       969,060      5,982,926
  Dorel Industries Inc., B ............................                Household Durables                   191,900      5,608,089
a GSI Group Inc. ......................................        Electronic Equipment & Instruments           416,230      3,825,153
a MDS Inc. ............................................          Life Sciences Tools & Services             376,719      6,410,160
a Mega Brands Inc. ....................................           Leisure Equipment & Products              336,600      1,829,713
  North West Co. Fund .................................          Diversified Financial Services             495,294      9,049,113
a Open Text Corp. .....................................           Internet Software & Services              132,956      4,130,839
a Saxon Energy Services Inc. ..........................            Energy Equipment & Services              827,900      3,938,842
  Transcontinental Inc., A ............................          Commercial Services & Supplies             171,652      2,568,103
                                                                                                                      -------------
                                                                                                                        43,342,938
                                                                                                                      -------------
  CHINA 6.8%
a AAC Acoustic Technologies Holdings Inc. .............             Communications Equipment              3,128,000      2,923,664
  Bio-Treat Technology Ltd. ...........................          Commercial Services & Supplies           6,424,875      3,355,263
  People's Food Holdings Ltd. .........................                   Food Products                   9,631,101      6,389,015
  Sinotrans Ltd., H ...................................              Air Freight & Logistics             24,571,000      8,348,375
  Travelsky Technology Ltd., H ........................                    IT Services                    2,694,150      2,666,689
  Weiqiao Textile Co. Ltd., H .........................         Textiles, Apparel & Luxury Goods          3,160,578      3,991,499
                                                                                                                      -------------
                                                                                                                        27,674,505
                                                                                                                      -------------
  FINLAND 4.3%
  Amer Sports OYJ .....................................           Leisure Equipment & Products              437,336      8,448,007
  Elcoteq SE, A .......................................             Communications Equipment                239,150      1,607,513
  Huhtamaki OYJ .......................................              Containers & Packaging                 616,447      7,357,841
                                                                                                                      -------------
                                                                                                                        17,413,361
                                                                                                                      -------------
  GERMANY 1.4%
a Jenoptik AG .........................................        Electronic Equipment & Instruments           536,115      4,105,595
a Thiel Logistik AG ...................................              Air Freight & Logistics                501,627      1,551,512
                                                                                                                      -------------
                                                                                                                         5,657,107
                                                                                                                      -------------
  HONG KONG 6.1%
  Asia Satellite Telecommunications Holdings Ltd. .....       Diversified Telecommunication Services      1,012,902      2,018,142
  Dah Sing Financial Group ............................                  Commercial Banks                   637,269      5,016,772
  Fountain Set (Holdings) Ltd. ........................          Textiles, Apparel & Luxury Goods         8,860,566      1,760,866
  Giordano International Ltd. .........................                  Specialty Retail                 6,611,910      2,653,411


                                         Quarterly Statements of Investments | 3

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                  INDUSTRY                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HONG KONG (CONTINUED)
  Hung Hing Printing Group Ltd. .......................              Containers & Packaging               1,400,260   $    549,368
  Lerado Group (Holding) Co. Ltd. .....................           Leisure Equipment & Products            9,098,706        909,929
  Texwinca Holdings Ltd. ..............................         Textiles, Apparel & Luxury Goods         12,214,808      9,333,965
  Yue Yuen Industrial Holdings Ltd. ...................         Textiles, Apparel & Luxury Goods            780,045      2,265,276
                                                                                                                      -------------
                                                                                                                        24,507,729
                                                                                                                      -------------
  INDONESIA 1.3%
  PT Astra International Tbk ..........................                    Automobiles                    1,831,244      5,396,788
                                                                                                                      -------------
  JAPAN 6.7%
  Descente Ltd. .......................................         Textiles, Apparel & Luxury Goods            741,000      3,386,871
  MEITEC Corp. ........................................          Commercial Services & Supplies             145,248      4,207,315
  Nichii Gakkan Co. ...................................         Health Care Providers & Services            421,300      5,281,604
  Sohgo Security Services Co. Ltd. ....................          Commercial Services & Supplies             595,501      9,515,247
  Takuma Co. Ltd. .....................................                     Machinery                     1,027,000      2,868,607
  USS Co. Ltd. ........................................                 Specialty Retail                     35,000      2,040,816
                                                                                                                      -------------
                                                                                                                        27,300,460
                                                                                                                      -------------
  NETHERLANDS 3.4%
  Aalberts Industries NV ..............................                     Machinery                       111,796      1,926,729
  Draka Holding NV ....................................               Electrical Equipment                   58,518      1,543,668
  OPG Groep NV ........................................         Health Care Providers & Services            290,100      7,549,127
  SBM Offshore NV .....................................            Energy Equipment & Services               88,312      2,535,788
                                                                                                                      -------------
                                                                                                                        13,555,312
                                                                                                                      -------------
  NORWAY 0.4%
  Tomra Systems ASA ...................................          Commercial Services & Supplies             252,000      1,490,986
                                                                                                                      -------------
  PHILIPPINES 0.6%
  First Gen Corp. .....................................   Independent Power Producers & Energy Traders    2,261,000      2,546,423
                                                                                                                      -------------
  SINGAPORE 2.2%
  Cerebos Pacific Ltd. ................................                   Food Products                     241,477        719,148
  Huan Hsin Holdings Ltd. .............................        Electronic Equipment & Instruments         2,700,075      1,105,183
  Osim International Ltd. .............................                 Specialty Retail                  5,210,223      1,691,392
  Venture Corp. Ltd. ..................................        Electronic Equipment & Instruments           725,862      5,224,977
                                                                                                                      -------------
                                                                                                                         8,740,700
                                                                                                                      -------------
  SOUTH KOREA 10.4%
  Bank of Pusan .......................................                 Commercial Banks                    752,575     10,206,028
  Binggrae Co. Ltd. ...................................                   Food Products                      75,000      2,487,154
  Daeduck Electronics Co. Ltd. ........................        Electronic Equipment & Instruments           599,863      3,009,325
  Daegu Bank Co. Ltd. .................................                 Commercial Banks                    528,705      7,674,163
  Halla Climate Control Corp. .........................                  Auto Components                    649,160      5,502,230
  INTOPS Co. Ltd. .....................................        Electronic Equipment & Instruments            77,936      1,742,278
  People & Telecommunication ..........................             Communications Equipment                213,488      1,694,152
  Sindo Ricoh Co. .....................................                Office Electronics                    35,020      2,211,360
  Youngone Corp. ......................................         Textiles, Apparel & Luxury Goods            699,989      7,712,969
                                                                                                                      -------------
                                                                                                                        42,239,659
                                                                                                                      -------------
  SWEDEN 3.0%
  D. Carnegie & Co. AB ................................                  Capital Markets                    597,605      8,569,951
  Securitas Systems AB, B .............................          Commercial Services & Supplies           1,257,190      3,615,624
                                                                                                                      -------------
                                                                                                                        12,185,575
                                                                                                                      -------------


4 | Quarterly Statements of Investments

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                  INDUSTRY                       SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  SWITZERLAND 2.1%
  Verwaltungs-und Privat-Bank AG ......................                  Capital Markets                     27,682   $  6,430,823
  Vontobel Holding AG .................................                  Capital Markets                     51,568      2,028,451
                                                                                                                      -------------
                                                                                                                         8,459,274
                                                                                                                      -------------
  TAIWAN 12.3%
a AcBel Polytech Inc. .................................               Electrical Equipment               10,191,440      3,469,494
  D-Link Corp. ........................................             Communications Equipment              6,179,128      9,041,045
  Giant Manufacturing Co. Ltd. ........................           Leisure Equipment & Products            3,690,000      7,456,863
  KYE Systems Corp. ...................................              Computers & Peripherals              4,482,466      5,379,238
  Pihsiang Machinery Manufacturing Co. Ltd. ...........         Health Care Equipment & Supplies          2,704,000      4,615,253
a Qisda Corp. .........................................              Computers & Peripherals              2,361,600      1,820,851
  Simplo Technology Co. Ltd. ..........................              Computers & Peripherals              1,556,430      6,145,394
a Ta Chong Bank Ltd. ..................................                 Commercial Banks                 17,042,000      5,128,760
  Taiwan Fu Hsing .....................................                 Building Products                 7,000,980      3,765,489
  Test-Rite International Co. Ltd. ....................                   Distributors                    5,123,944      3,146,211
                                                                                                                      -------------
                                                                                                                        49,968,598
                                                                                                                      -------------
  THAILAND 4.6%
  Bank of Ayudhya Public Co. Ltd. .....................                 Commercial Banks                  8,663,400      6,140,347
  Glow Energy Public Co. Ltd., fgn. ...................   Independent Power Producers & Energy Traders    5,587,554      5,585,015
  Total Access Communication Public Co. Ltd.,
     fgn. .............................................        Wireless Telecommunication Services        5,804,650      7,023,627
                                                                                                                      -------------
                                                                                                                        18,748,989
                                                                                                                      -------------
  UNITED KINGDOM 11.5%
  Bodycote International PLC ..........................                     Machinery                     1,426,616      4,999,528
  Fiberweb PLC ........................................                 Personal Products                 3,006,400      3,377,443
  FKI PLC .............................................                     Machinery                     7,640,180      7,633,654
  Future PLC ..........................................                       Media                       4,273,340      2,931,429
  GAME Group PLC ......................................                 Specialty Retail                  4,629,878     18,388,620
  Yule Catto & Company PLC ............................                     Chemicals                     3,333,617      9,346,039
                                                                                                                      -------------
                                                                                                                        46,676,713
                                                                                                                      -------------
  UNITED STATES 0.8%
a AbitibiBowater Inc. .................................              Paper & Forest Products                131,487      3,247,176
                                                                                                                      -------------
  TOTAL COMMON STOCKS
     (COST $385,951,016) ..............................                                                                400,718,165
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 5

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $1,710,000) 0.4%
  U.S. GOVERNMENT AND AGENCY SECURITIES 0.4%
c FHLB, 2/01/08 .......................................                                                 $ 1,710,000   $  1,710,000
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $387,661,016)
     99.4% ............................................                                                                402,428,165
  OTHER ASSETS, LESS LIABILITIES 0.6% .................                                                                  2,573,820
                                                                                                                      -------------
  NET ASSETS 100.0% ...................................                                                               $405,001,985
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 13.

a Non-income producing for the twelve months ended January 31, 2008.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the value of this security was $3,113,349, representing 0.77% of net assets.

c The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                          SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 81.3%
    BERMUDA 2.6%
  a Invesco Ltd. ......................................               Capital Markets                       309,350   $  8,420,507
  b Marvell Technology Group Ltd. .....................   Semiconductors & Semiconductor Equipment           15,236        180,851
                                                                                                                      -------------
                                                                                                                         8,601,358
                                                                                                                      -------------
    BRAZIL 0.2%
  a Embraer-Empresa Brasileira de Aeronautica SA,
       ADR ............................................             Aerospace & Defense                      11,982        520,019
                                                                                                                      -------------
    FINLAND 0.2%
  a Nokia Corp., ADR ..................................           Communications Equipment                   18,047        666,837
                                                                                                                      -------------
    FRANCE 2.1%
    France Telecom SA .................................    Diversified Telecommunication Services           197,380      6,932,565
                                                                                                                      -------------
    GERMANY 5.2%
    Bayerische Motoren Werke AG .......................                 Automobiles                          73,050      4,022,397
    Commerzbank AG ....................................               Commercial Banks                      121,330      3,651,654
  b Infineon Technologies AG ..........................   Semiconductors & Semiconductor Equipment          231,290      2,342,151
    Siemens AG ........................................           Industrial Conglomerates                   54,930      7,069,482
                                                                                                                      -------------
                                                                                                                        17,085,684
                                                                                                                      -------------
    INDIA 0.7%
    Satyam Computer Services Ltd. .....................                 IT Services                         237,780      2,356,008
                                                                                                                      -------------
    ISRAEL 1.7%
  b Check Point Software Technologies Ltd. ............                   Software                          257,916      5,493,611
                                                                                                                      -------------
    ITALY 4.3%
    Eni SpA ...........................................         Oil, Gas & Consumable Fuels                 139,408      4,475,600
    Intesa Sanpaolo SpA ...............................               Commercial Banks                      635,180      4,488,796
    Unicredit SpA .....................................               Commercial Banks                      698,000      5,122,165
                                                                                                                      -------------
                                                                                                                        14,086,561
                                                                                                                      -------------
    JAPAN 4.6%
    FUJIFILM Holdings Corp. ...........................      Electronic Equipment & Instruments              92,900      3,634,572
    Konica Minolta Holdings Ltd. ......................              Office Electronics                     254,500      4,080,904
    Olympus Corp. .....................................       Health Care Equipment & Supplies               63,000      2,109,282
    Sohgo Security Services Co. Ltd. ..................        Commercial Services & Supplies               235,400      3,761,352
    Takeda Pharmaceutical Co. Ltd. ....................               Pharmaceuticals                        23,830      1,445,533
                                                                                                                      -------------
                                                                                                                        15,031,643
                                                                                                                      -------------
    NETHERLANDS 1.5%
    ING Groep NV ......................................        Diversified Financial Services               152,440      4,914,385
                                                                                                                      -------------
    NORWAY 1.9%
  b Telenor ASA .......................................    Diversified Telecommunication Services           301,060      6,109,150
                                                                                                                      -------------
    SOUTH KOREA 5.2%
    Halla Climate Control Corp. .......................               Auto Components                       152,390      1,291,646
    Hana Financial Group Inc. .........................               Commercial Banks                       59,691      2,909,134
    LG Electronics Inc. ...............................              Household Durables                      21,720      2,071,092
    Samsung Electronics Co. Ltd. ......................   Semiconductors & Semiconductor Equipment           11,140      7,022,620
    Shinhan Financial Group Co. Ltd. ..................               Commercial Banks                       67,410      3,592,438
                                                                                                                      -------------
                                                                                                                        16,886,930
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 7

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                          SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    SWITZERLAND 0.2%
    Roche Holding AG ..................................               Pharmaceuticals                         3,072   $    556,710
                                                                                                                      -------------
    TAIWAN 2.0%
  c Compal Electronics Inc., GDR, Reg S ...............           Computers & Peripherals                   237,050      1,024,056
    D-Link Corp. ......................................           Communications Equipment                1,793,046      2,623,511
    Mega Financial Holding Co. Ltd. ...................               Commercial Banks                    4,510,000      2,944,505
                                                                                                                      -------------
                                                                                                                         6,592,072
                                                                                                                      -------------
    UNITED KINGDOM 18.6%
    BAE Systems PLC ...................................             Aerospace & Defense                     803,733      7,431,176
    BP PLC ............................................         Oil, Gas & Consumable Fuels                 532,514      5,632,944
    British Sky Broadcasting Group PLC ................                    Media                            215,882      2,360,869
    Compass Group PLC .................................        Hotels, Restaurants & Leisure                803,597      5,049,149
    G4S PLC ...........................................        Commercial Services & Supplies             1,234,410      5,369,085
    GlaxoSmithKline PLC ...............................               Pharmaceuticals                       249,709      5,868,735
    Kingfisher PLC ....................................               Specialty Retail                    1,196,760      3,464,665
    Pearson PLC .......................................                    Media                            438,393      6,018,941
    Royal Bank of Scotland Group PLC ..................               Commercial Banks                      301,989      2,293,756
    Royal Dutch Shell PLC, B ..........................         Oil, Gas & Consumable Fuels                 128,119      4,440,212
    Vodafone Group PLC ................................     Wireless Telecommunication Services             868,250      3,026,353
    William Morrison Supermarkets PLC .................           Food & Staples Retailing                1,038,833      6,181,199
    Yell Group PLC ....................................                    Media                            581,730      3,840,187
                                                                                                                      -------------
                                                                                                                        60,977,271
                                                                                                                      -------------
    UNITED STATES 30.3%
  a 3M Co. ............................................           Industrial Conglomerates                    4,671        372,045
a,b Activision Inc. ...................................                   Software                           21,369        552,816
  a Advance Auto Parts Inc. ...........................               Specialty Retail                        8,840        315,411
  a American International Group Inc. .................                  Insurance                           97,160      5,359,346
  a Aon Corp. .........................................                  Insurance                          165,150      7,187,328
a,b Apollo Group Inc., A ..............................        Diversified Consumer Services                 72,170      5,754,836
a,b Arris Group Inc. ..................................           Communications Equipment                   24,696        217,078
  a Best Buy Co. Inc. .................................               Specialty Retail                        9,419        459,741
a,b Bristow Group Inc. ................................         Energy Equipment & Services                 112,940      5,686,529
  a Bunge Ltd. ........................................                Food Products                          7,939        940,533
  a C.H. Robinson Worldwide Inc. ......................           Air Freight & Logistics                     5,573        309,524
  a CapitalSource Inc. ................................        Real Estate Investment Trusts                 29,176        478,778
  a Carnival Corp. ....................................        Hotels, Restaurants & Leisure                 11,436        508,788
  a Chesapeake Energy Corp. ...........................         Oil, Gas & Consumable Fuels                  16,935        630,490
  a Covidien Ltd. .....................................       Health Care Equipment & Supplies               35,750      1,595,522
a,b Crocs Inc. ........................................       Textiles, Apparel & Luxury Goods               17,628        613,278
  a El Paso Corp. .....................................       Oil, Gas & Consumable Fuels                   370,260      6,101,885
a,b EuroBancshares Inc. ...............................               Commercial Banks                       18,568        105,652
  a FedEx Corp. .......................................             Air Freight & Logistics                   3,649        341,108
  a FirstEnergy Corp. .................................              Electric Utilities                       4,868        346,699
a,b FormFactor Inc. ...................................   Semiconductors & Semiconductor Equipment           15,800        382,676
a,b Hansen Natural Corp. ..............................                  Beverages                           12,323        475,175
  a Harris Corp. ......................................           Communications Equipment                   15,878        868,368
a,b Helix Energy Solutions Group Inc. .................         Energy Equipment & Services                  13,159        486,488


8 | Quarterly Statements of Investments

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                     INDUSTRY                           SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED STATES (CONTINUED)
  a J.B. Hunt Transport Services Inc. .................                 Road & Rail                           9,392   $    292,091
  a IBERIABANK Corp. ..................................               Commercial Banks                        4,243        218,133
a,b ION Geophysical Corp. .............................         Energy Equipment & Services                 286,660      3,554,584
a,b Leap Wireless International Inc. ..................     Wireless Telecommunication Services               3,800        157,130
a,b Leapfrog Enterprises Inc. .........................         Leisure Equipment & Products                432,360      2,814,664
  a Lowe's Cos. Inc. ..................................               Specialty Retail                       13,768        364,026
a,b The Medicines Co. .................................               Pharmaceuticals                         3,043         52,096
  a The Men's Wearhouse Inc. ..........................               Specialty Retail                       15,927        405,979
  a Merck & Co. Inc. ..................................               Pharmaceuticals                       107,030      4,953,348
a,b Microsemi Corp. ...................................   Semiconductors & Semiconductor Equipment           17,162        389,921
  a Microsoft Corp. ...................................                   Software                          268,520      8,753,752
a,b Network Appliance Inc. ............................           Computers & Peripherals                     9,948        230,993
  a News Corp., A .....................................                    Media                            390,540      7,381,206
a,b Oracle Corp. ......................................                   Software                          449,430      9,235,786
a,b Patriot Coal Corp. ................................         Oil, Gas & Consumable Fuels                     857         34,066
  a Paychex Inc. ......................................                 IT Services                           8,450        276,484
  a Peabody Energy Corp. ..............................         Oil, Gas & Consumable Fuels                   8,574        463,167
a,b Penwest Pharmaceuticals Co. .......................               Pharmaceuticals                         2,536         12,908
  a PepsiCo Inc. ......................................                  Beverages                            5,440        370,954
  a Pfizer Inc. .......................................               Pharmaceuticals                       197,130      4,610,871
  a Phillips-Van Heusen Corp. .........................       Textiles, Apparel & Luxury Goods               12,349        520,387
a,b Power Integrations Inc. ...........................   Semiconductors & Semiconductor Equipment           10,321        262,979
  a Progressive Corp. .................................                  Insurance                          113,300      2,102,848
  a Public Service Enterprise Group Inc. ..............               Multi-Utilities                         4,709        452,064
a,b Quest Software Inc. ...............................                   Software                           26,346        393,873
a,b R&G Financial Corp., B ............................               Commercial Banks                       21,255         25,506
  a Schering-Plough Corp. .............................               Pharmaceuticals                        18,393        359,951
a,b Scientific Games Corp., A .........................        Hotels, Restaurants & Leisure                 11,836        281,697
  a Sprint Nextel Corp. ...............................     Wireless Telecommunication Services             138,690      1,460,406
a,b SunPower Corp., A .................................             Electrical Equipment                      7,873        543,946
  a Target Corp. ......................................               Multiline Retail                       11,015        612,214
  a Torchmark Corp. ...................................                  Insurance                           64,750      3,953,635
  a Tyco Electronics Ltd. .............................      Electronic Equipment & Instruments              35,750      1,208,707
  a Tyco International Ltd. ...........................           Industrial Conglomerates                   35,750      1,407,120
  a VF Corp. ..........................................       Textiles, Apparel & Luxury Goods                5,708        441,628
a,b ViaSat Inc. .......................................           Communications Equipment                   18,917        392,906
a,b Zumiez Inc. .......................................               Specialty Retail                       15,902        305,795
                                                                                                                      -------------
                                                                                                                        99,387,915
                                                                                                                      -------------
    TOTAL COMMON STOCKS
       (COST $238,465,079) ............................                                                                266,198,719
                                                                                                                      -------------


                                         Quarterly Statements of Investments | 9

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                 PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 21.9%
    TIME DEPOSITS 21.9%
    UNITED STATES 21.9%
    Paribas Corp., 3.06%, 2/01/08 .....................                                                $ 41,795,000   $ 41,795,000
    Royal Bank of Scotland Group PLC, 3.10%,
       2/01/08 ........................................                                                  30,000,000     30,000,000
                                                                                                                      -------------
    TOTAL SHORT TERM INVESTMENTS
       (COST $71,795,000) .............................                                                                 71,795,000
                                                                                                                      -------------
    TOTAL INVESTMENTS
       (COST $310,260,079) 103.2% .....................                                                                337,993,719
    SECURITIES SOLD SHORT (19.3)% .....................                                                                (63,059,679)
    OTHER ASSETS, LESS LIABILITIES 16.1% ..............                                                                 52,537,897
                                                                                                                      -------------
    NET ASSETS 100.0% .................................                                                                327,471,937
                                                                                                                      =============

                                                                                                   ----------------
                                                                                                        SHARES
                                                                                                   ----------------
    SECURITIES SOLD SHORT 19.3%
    AUSTRALIA 0.3%
    Foster's Group Ltd. ...............................                 Beverages                           209,998      1,058,216
                                                                                                                      -------------
    GERMANY 1.3%
    iShares MSCI Germany Index Fund ...................       Diversified Financial Services                136,815      4,260,419
                                                                                                                      -------------
    HONG KONG 0.8%
    Cathay Pacific Airways Ltd. .......................                  Airlines                         1,196,000      2,652,837
                                                                                                                      -------------
    JAPAN 2.1%
    iShares MSCI Japan Index Fund .....................       Diversified Financial Services                232,706      2,969,329
    Toto Ltd. .........................................             Building Products                       471,000      3,751,876
                                                                                                                      -------------
                                                                                                                         6,721,205
                                                                                                                      -------------
    MEXICO 0.7%
    Cemex SAB de CV, CPO, ADR .........................           Construction Materials                     85,700      2,323,327
                                                                                                                      -------------
    SWEDEN 0.8%
    Hennes & Mauritz AB, B ............................              Specialty Retail                        46,700      2,510,003
                                                                                                                      -------------
    SWITZERLAND 1.1%
    Lindt & Spruengli Chocolate Works Ltd. ............              Food Products                              110      3,530,242
                                                                                                                      -------------
    UNITED KINGDOM 1.7%
    iShares MSCI United Kingdom Index Fund ............       Diversified Financial Services                254,132      5,629,024
                                                                                                                      -------------
    UNITED STATES 10.5%
    American Axle & Manufacturing Holdings Inc. .......              Auto Components                          9,816        213,498
    Avici Systems Inc. ................................          Communications Equipment                    44,380        303,559
  b Big Lots Inc. .....................................              Multiline Retail                        13,527        234,829
    Brinker International Inc. ........................       Hotels, Restaurants & Leisure                 136,940      2,548,453
  b Cabela's Inc., A ..................................              Specialty Retail                        26,433        389,887
    Chubb Corp. .......................................                 Insurance                           105,820      5,480,418
  b Covenant Transportation Group Inc., A .............                Road & Rail                           26,587        219,874
    Dillard's Inc., A .................................              Multiline Retail                        23,111        458,291
  b Evergreen Solar Inc. ..............................            Electrical Equipment                      14,664        178,754
    FTD Group Inc. ....................................         Internet & Catalog Retail                    21,058        268,068


10 | Quarterly Statements of Investments

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL LONG-SHORT FUND                                      INDUSTRY                          SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SECURITIES SOLD SHORT (CONTINUED)
    UNITED STATES (CONTINUED)
  b Kohl's Corp. ......................................                 Multiline Retail                     30,560   $  1,394,758
    Lockheed Martin Corp. .............................                Aerospace & Defense                   25,880      2,792,970
  b Napster Inc. ......................................                     Software                        103,134        186,673
    New York Times Co., A .............................                       Media                         202,860      3,395,876
    Northrop Grumman Corp. ............................                Aerospace & Defense                   29,210      2,318,106
  b Novellus Systems Inc. .............................     Semiconductors & Semiconductor Equipment         12,893        306,338
    Powershares QQQ Nasdaq 100 ........................          Diversified Financial Services              67,836      3,059,404
    Retail HOLDRs Trust Index Fund ....................          Diversified Financial Services              36,417      3,483,286
    Robbins & Myers Inc. ..............................                     Machinery                         7,891        523,015
  b SAIA Inc. .........................................                    Road & Rail                       13,045        184,065
    SPDR Trust Series 1 ...............................          Diversified Financial Services              22,023      3,025,300
  b Starbucks Corp. ...................................           Hotels, Restaurants & Leisure             129,410      2,447,143
    Superior Industries International Inc. ............                  Auto Components                     31,902        581,254
  b Whiting Petroleum Corp. ...........................            Oil, Gas & Consumable Fuels                7,082        380,587
                                                                                                                      -------------
                                                                                                                        34,374,406
                                                                                                                      -------------
    TOTAL SECURITIES SOLD SHORT
       (PROCEEDS $68,071,807) .........................                                                               $ 63,059,679
                                                                                                                      -------------

See Selected Portfolio Abbreviations on page 13.

a Security or a portion of the security has been segregated as collateral for securities sold short. At January 31, 2008, the value of securities and or cash pledged amounted to $108,995,278.

b Non-income producing for the twelve months ended January 31, 2008.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2008, the value of this security was $1,024,056, representing 0.31% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INDIA GROWTH FUND                                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    OTHER ASSETS, LESS LIABILITIES 100.0% .............                                                               $  3,000,000
                                                                                                                      -------------
    NET ASSETS 100.0% .................................                                                               $  3,000,000
                                                                                                                      =============


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2008 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR    - American Depository Receipt
CPO    - Certificates of Ordinary Participation
FHLB   - Federal Home Loan Bank
GDR    - Global Depository Receipt
HOLDRS - Holding Company Depository Receipt
SPDR   - S&P Depository Receipt


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin Templeton International Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of three funds (Funds). Effective January 31, 2008, the Trust began offering shares of the Franklin India Growth Fund.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term investments are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures


14 | Quarterly Statement of Investments

Franklin Templeton International Trust
are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At January 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                               ---------------------------------
                                                  TEMPLETON        TEMPLETON
                                               FOREIGN SMALLER       GLOBAL
                                                COMPANIES FUND  LONG-SHORT FUND
                                               ---------------------------------
Cost of investments .........................  $   387,661,016  $   310,456,015
                                               ---------------------------------
Unrealized appreciation .....................  $    85,174,457  $    41,085,763
Unrealized depreciation .....................      (70,407,308)     (13,548,059)
                                               ---------------------------------
Net unrealized appreciation (depreciation) ..  $    14,767,149  $    27,537,704
                                               =================================

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 15

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date    March 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer - and Chief Accounting Officer
Date    March 27, 2008






                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration













I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON INTERNATIONAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

03/27/08


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer